Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

(a)	Commitments
The contractual obligations of the Company, including purchase commitments under non-cancelable
arrangements as of December 31, 2021, 2022, 2023 and

2024, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
As of December 31,2021	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$158,246	$40,421	$27,987	$62,041	$27,797

	Payments due by period
As of December 31,2022	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$112,044	$17,202	$18,725	$65,755	$10,362

	Payments due by period
As of December 31,2023	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$103,468	$10,275	$65,008	$19,465	$8,720

	Payments due by period
As of December 31,2024	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$93,408	$10,152	$71,736	$11,520	$—

(b)	Significant legal proceedings
The Company has no significant legal proceedings as of December 31, 2021, 2022, 2023 and 2024, other than the cases disclosed herein and in Note 14.
China Nuclear Industry 22nd Construction Company Limited Litigation
In January 2022, China Nuclear Industry 22nd Construction Company Limited (“CNI22”) commenced proceedings against NTISZ before the Shenzhen Intermediate People’s Court in relation to a construction contract dispute. The plaintiff requested payment of project costs and related interest totaling approximately RMB 323 million. Further, as part of the litigation proceedings, at the request of CNI22, the court issued a property preservation order over NTISZ’s bank accounts and NTISZ’s real estate assets located at Building No. 1 (office building), Building No. 2 (office building), Building No. 3 (factory building) and Building No. 4 (equipment building) on Namtai Road, Gushu, Xixiang Street, Bao’an District, Shenzhen. On December 22, 2023, the court rendered its judgment, ordering NTISZ to pay progress payments of approximately
RMB55.59
million and related interest, while dismissing the plaintiff’s other claims. On February 2, 2024, the court issued an enforcement decision confirming full payment, case closure, and release of all preservation measures.
Guangzhou Bank Litigation
In October 2022, Guangzhou Bank Co., Ltd. Shenzhen Branch filed a lawsuit against NTISZ, its guarantors NTG and Zastron Shenzhen, all of which are wholly owned subsidiaries of the Company. The dispute arose from a fixed-asset loan agreement, and the amount in dispute was approximately RMB 575 million. The court accepted the case and granted property preservation measures over the land use rights of Nam Tai Technology Center and certain equity interests held by NTISZ.
As a result of the litigation and the suspension of project construction, Guangzhou Bank reclassified the Company’s loan as “special mention” at the end of 2022. The classification and ongoing disputes temporarily constrained the Company’s bank financing capacity and liquidity position until June 2024 when Guangzhou Bank reclassified the loan back to “normal” following active communication and settlement efforts by the current Board and management.

On July 26, 2024, Guangzhou Bank filed an application to withdraw the lawsuit, citing that all parties had reached a settlement, and simultaneously applied to lift the property preservation orders. Subsequently, on September 10, 2024, the Shenzhen Intermediate People’s Court issued an enforcement decision lifting all property preservation measures related to this case. The releases were completed, and the case was fully closed on September 13, 2024.
Wuhan Lingyun Architectural Decoration Engineering Co., Ltd. Litigation
In December 2022, Wuhan Lingyun Architectural Decoration Engineering Co., Ltd. (“Wuhan Lingyun”) filed a lawsuit against NTISZ before the Bao’an District People’s Court of Shenzhen, seeking approximately RMB 28 million for construction and material payments. The court dismissed all of the plaintiff’s claims in September 2023. The plaintiff withdrew its appeal in February 2024, and the judgment has become final.
In conjunction with these and the abovementioned litigation, in 2023 one of the Company’s lender banks, Bank of China, also downgraded its loan classification to “special mention” due to potential cross-default and litigation risks. This downgrade further constrained the Company’s liquidity until the classification was restored to “normal” in December 2024.
Litigation related to 2020 PIPE and settlements with GSL and West Ridge
In October 2020, the Company entered into a securities purchase agreement (the “2020 PIPE”) with Greater Sail Ltd. (“GSL”), a wholly owned subsidiary of Kaisa Group Holdings Limited, and West Ridge Investment Company Limited (“West Ridge”). Under the agreement, the Company issued and sold 16,051,219 shares and 2,603,366 shares to GSL and West Ridge, respectively, each at a par value of $0.01 per share, for total consideration of $146.9 million and $23.8 million. The 2020 PIPE took place prior to the election and appointment of the Company’s reconstituted Board in 2021.
That same month in October 2020, one of the Company’s shareholders, IsZo Capital LP (“IsZo”), filed legal proceedings in the British Virgin Islands Commercial Court in the Eastern Caribbean Supreme Court (the “BVI Court”) seeking to set aside the 2020 PIPE. In March 2021, the BVI Court voided the 2020 PIPE.
Settlement with GSL
Following the BVI Court’s judgment, in March 2021, GSL initiated an international arbitration against the Company, seeking reimbursement of the $146.9 million paid under the now-void 2020 PIPE. The Company was involved in numerous actions and proceedings with GSL and Kaisa across Hong Kong, the British Virgin Islands and the PRC. In October 2024, the Company, GSL and Kaisa reached a global settlement, through which all outstanding disputes were amicably resolved. The settlement resulted in a gain to the Company in 2024 (see Note 13(1)).
Settlement with West Ridge
In connection with the 2020 PIPE litigation, the Company, under the former management team and Board, entered into a settlement and indemnity agreement with West Ridge, providing for, among other things, the return of
$23.8 million representing the purchase price paid by West Ridge in the 2020 PIPE if the 2020 PIPE was declared invalid. In April 2022, the BVI Court issued a judgment against the Company and in favor of West Ridge in the amount of $23.8 million (the “West Ridge Judgment”). Since then, the West Ridge Judgment has accrued costs and interest. After the Company appealed the West Ridge Judgment, on July 27, 2023, the Eastern Caribbean Court of Appeal dismissed the Company’s appeal and affirmed the West Ridge Judgment. In December 2024, the Company and West Ridge reached a final settlement agreement, resolving all outstanding disputes. The settlement resulted in a gain to the Company in 2024 (see Note 13(1)).
Nam Tai • Longxi General Contractor Dispute
In July 2025, the Company received a notice from Shenzhen Guangshengda Construction Co., Ltd. (“Guangshengda”) regarding the assignment of claims for Nam Tai • Longxi project under its general construction contract to Shenzhen Weiyueda Mechanical & Electrical Installation Engineering Co., Ltd. (“Weiyueda”). The Company responded in August 2025, disputing and refusing to acknowledge the validity of such assignment. The Company believes the assignment is invalid due to, among other reasons, Guangshengda’s failure to fully perform its post-warranty maintenance obligations, which has led to customer complaints and potential group disputes; the ongoing and unresolved final project settlement process, which includes potential claims for liquidated damages against Guangshengda for project delays; and Guangshengda’s failure to issue the full amount of required invoices for the project.
In late August 2025, 54 residential units of the project were frozen by a court order following a pre-litigation asset preservation application filed by Weiyueda.

In September 2025, the Company filed a jurisdictional challenge, arguing that the case should be heard by a court in Shenzhen, which is currently under review by the court. The Company has also applied to substitute the frozen assets, specifically the pre-sold properties, with other unencumbered assets. Such an application has not been approved as the plaintiff, Weiyueda, objected.
In October 2025, Weiyueda’s legal counsel proposed a potential settlement involving the transfer of properties in lieu of cash payment. This proposal is under preliminary review and no agreement has been reached.
Based on consultation with legal counsel, management believes the Company has reasonable grounds to contest the claims. However, the ultimate outcome and timeline remain uncertain. As of the date of this report, the Company has not recorded a provision related to this matter.
Nam Tai • Longxi Property Services Dispute
The Company is involved in litigation with Dongguan Kaisa Property Management Co., Ltd. (“Dongguan Kaisa Property”), the initial property management service provider for Nam Tai • Longxi project, which substantially completed construction in 2022.
In October 2024, as part of the above mentioned Settlement with GSL, the Company entered into a settlement agreement with Dongguan Kaisa Property to terminate the property management contract for Nam Tai • Longxi project and change the property management company with the assistance of Dongguan Kaisa Property. However, Dongguan Kaisa Property did not vacate, and filed a lawsuit against the Company later in 2025.
In August 2025, Dongguan Kaisa Property obtained a pre-litigation preservation order from the court, freezing two residential units of the Nam Tai • Longxi project and approximately

RMB
0.16
 million in the Company’s bank accounts. In October 2025, the Company obtained
Dongguan
Kaisa Property’s statement of claim, which seeks payment of approximately RMB
1.09
 million in property management fees for vacant residential units and parking units from November 2024 to May 2025, plus fees of approximately RMB
2.2

million for vacant commercial units from September 2023 to May 2025, totaling approximately RMB 3.43 million, inclusive of late payment interest.
In November 2025, in response to Dongguan Kaisa Property’s actions, the Company initiated arbitration with the International Chamber of Commerce (“ICC”) against GSL and Kaisa.
On January 21, 2026, the Company and the Kaisa-affiliated parties executed a supplemental agreement to the Settlement. Pursuant to this supplemental agreement, the parties have submitted applications to withdraw the Dongguan litigation, to lift all related preservation measures, and to withdraw the ICC arbitration. Dongguan Kaisa Property has also undertaken that it will not pursue any claims for property management service fees incurred on or before December 31, 2025.
Based on consultation with legal counsel, management believes that the supplemental agreement has fully resolved the disputes. All litigation, arbitration proceedings and related preservation measures have been, or are in the process of being, formally withdrawn. As the Company no longer faces a probable loss, no provision has been recorded.